Net Capital (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Stanford C. Bernstein & Co.,LLC [Member]
Computation of Net Capital or Financial Resource Requirement [Abstract]
Minimum net capital required per stock exchange and SEC rules	$ 1
Alternative method of calculating aggregate debit items arising from customer transactions permitted by rule (in hundredths)	2.00%
Alternative excess net capital	125.9
Alternative net capital requirement	18.5
Stanford C. Bernstein & Co.,LLC [Member] | US Securities And Exchange Commission [Member]
Computation of Net Capital or Financial Resource Requirement [Abstract]
Net capital	144.4
Stanford C. Bernstein Limited [Member]
Computation of Net Capital or Financial Resource Requirement [Abstract]
Financial resource requirements	21.6
Financial resource, actual	39
Financial resource requirements, excess	17.4
Alliance Bernstein Investments [Member] | US Securities And Exchange Commission [Member]
Computation of Net Capital or Financial Resource Requirement [Abstract]
Net capital	31.0
Actual net capital in excess of the minimum net capital required	30.9
Net capital required per stock rules, per calculation	$ 0.01